Schedule of future minimum lease payments under non-cancellable operating lease agreements (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
2025	$ 26,775	$ 36,421
Total future minimum lease payments	26,775	36,421
Less imputed interest	(448)	(609)
Present value of operating lease liabilities	26,327	35,812	$ 79,270
Less: current portion	(26,327)	(35,812)	(43,458)
Long-term portion			$ 35,812